Financial Risk Management - Maximum Exposure to Credit Risk of Financial Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	₩ 4,218,099	₩ 3,336,003	₩ 2,365,022	₩ 2,602,560
Deposits in banks	78,663	78,768
Trade accounts and notes receivable	3,517,512	3,154,080
Non-trade receivables	140,616	463,614
Accrued income	3,864	10,434
Deposits	30,947	31,036
Short-term loans	28,491	21,623
Long-term loans	13,899	40,827
Long-term non-trade receivable	0	9,072
Lease receivables	22,262	27,794
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	4,217,943	3,336,003
Deposits in banks	78,663	78,768
Trade accounts and notes receivable	3,517,512	3,154,080
Non-trade receivables	140,616	463,614
Accrued income	3,864	10,434
Deposits	30,947	31,036
Short-term loans	28,491	21,623
Long-term loans	13,899	40,827
Long-term non-trade receivable		9,072
Lease receivables	22,262	27,794
Financial assets carried at amortized cost	8,054,197	7,173,251
Financial assets at fair value through profit or loss	11,740	51,220
Financial assets at fair value through other comprehensive income	8,066,009	7,224,547
Convertible securities [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	2,377	1,544
Convertible securities [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	2,377	1,544
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	9,363	49,676
Derivatives [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through profit or loss	9,363	49,676
Debt instrument [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	72	76
Debt instrument [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets at fair value through other comprehensive income	₩ 72	₩ 76